Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment No. 3”) to the Registration Statement on Form S-1 (File No. 333-268759) of Cardio Diagnostics Holdings, Inc. (the “Company,” “Cardio,” “we,” or “us”), originally declared effective by the Securities and Exchange Commission (“SEC”) on January 24, 2023 (the “Original Registration Statement”), was subsequently amended by Post-Effective Amendment No. 1, which was declared effective by the SEC on April 28, 2023 and Post-Effective Amendment No. 2, which was declared effective by the SEC on September 5, 2024 (the “Existing Registration Statement”). This Post-Effective Amendment No. 3 is being filed to update the Existing Registration Statement and the Prospectus contained therein with information from the registrant’s Annual Report on Form 10-K for the year ended December 31, 2024, which was filed with the SEC on March 20, 2025 and its Quarterly Report on Form 10-Q for the period ended June 30, 2025, which was filed on August 14, 2025, and to update certain other information in the Existing Registration Statement. Unless otherwise noted, all of the share and price per share information in this Post- Effective Amendment No. 3 has been adjusted to reflect the 1-for-30 reverse stock split implemented by the Company on May 12, 2025. The audited financial statements included herein have not been adjusted for the reverse stock split. Certain pre-reverse stock split information included in the Form 10-Q for the period ended June 30, 2025 has been omitted in this Post-Effective Amendment No. 3. This Post-Effective Amendment No. 3 contains an updated prospectus (the “Prospectus”) relating to the offer and sale of the securities registered by the Original Registration Statement. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the initial filing of the Original Registration Statement on December 12, 2022.
Entity Registrant Name	CARDIO DIAGNOSTICS HOLDINGS, INC.
Entity Central Index Key	0001870144
Entity Primary SIC Number	6770
Entity Tax Identification Number	87-0925574
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 West Superior Street
Entity Address, Address Line Two	Suite 444
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	855
Local Phone Number	226-9991
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	311 West Superior Street
Entity Address, Address Line Two	Suite 444
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	855
Local Phone Number	226-9991
Contact Personnel Name	Meeshanthini V. Dogan, Ph.D.